SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Geological Geophysical Costs and Leasehold Abandonments Expense [Table Text Block]
The following table provides the Company's exploration and abandonment costs from continuing operations for 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Geological and geophysical	$2,570	$1,497	$942
Leasehold abandonment	34,056	1,108	—
Leasehold impairments	41,595	—	—
	$78,221	$2,605	$942

Investment [Table Text Block]
Below is a summary of changes in investments for the years ended December 31, 2012 and 2011:

	Available for Sale Securities	Equity Method Investments	Cost Method Investments
	(in thousands)
Fair value at January 1, 2011	$—	$—	$—
Acquisition of available for sale securities	483	—	—
Change in fair value recognized in other comprehensive income	14	—	—
Fair value at December 31, 2011	497	—	—
Additional cost basis from acquisition	—	3,943	1,870
Transfers	1,770	—	(1,770)
Decrease in carrying amount return of capital	—	—	(100)
Equity in net loss recognized in other income (expense)	—	(1,333)	—
Impairment in carrying value of equity method investment recognized in other income (expense)	—	(538)	—
Change in fair value recognized in other comprehensive loss	(309)	—	—
Fair value as of December 31, 2012	$1,958	$2,072	$—

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table summarizes the types of potentially dilutive securities outstanding as of December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
	(in thousands of shares)
Series E Preferred Stock	11,103	—	—
Warrants	13,376	13,526	963
Restricted shares granted, not yet issued	—	38	118
Common stock options	14,710	12,566	12,781
Total	39,189	26,130	13,862

Gas Transportation Gathering Processing and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]

	December 31,
	2012	2011
	(In thousands)
Gas gathering, processing and other equipment	$218,656	$121,030
Less accumulated depreciation and depletion	(16,746)	(8,861)
Net capitalized costs	$201,910	$112,169

Oil and natural gas properties
Property, Plant and Equipment [Line Items]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]
Our oil and gas properties comprised the following:

	December 31,
	2012	2011
	(in thousands)
Mineral interests in properties:
Unproved leasehold costs	$645,164	$424,610
Proved leasehold costs	529,538	218,654
Wells and related equipment and facilities	652,188	349,533
Uncompleted wells, equipment and facilities	71,665	27,741
Advances to operators for wells in progress	9,563	4,437
Total costs	1,908,118	1,024,975
Less accumulated depreciation, depletion, and amortization	(185,615)	(62,010)
Net capitalized costs	$1,722,503	$962,965